Cash and cash equivalents and Restricted cash	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

3.          Cash and cash equivalents and Restricted cash

For the purpose of the interim condensed consolidated statement of financial position, cash and cash equivalents comprise the following:

	June 30, 2024	December 31, 2023
Cash on hand	19	11
Cash at banks	70,746	74,191
Total cash and cash equivalents	70,765	74,202

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

The fair value of cash and cash equivalents as at June 30, 2024 and December 31, 2023, was $70,765 and $74,202, respectively.

As at June 30, 2024 and December 31, 2023, the Company had pledged an amount of $3,605 and $3,620, respectively, in order to fulfil collateral requirements. The fair value of the restricted cash as at June 30, 2024 was $3,605, $2,905 included in non-current assets and $700 included in current assets. The fair value of the restricted cash as at December 31, 2023 was $3,620, $3,530 included in non-current assets and $90 included in current assets. The cash and cash equivalents are held with reputable bank and financial institution counterparties with high ratings.